UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94105

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     May 03, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $258,008 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101       61      800 SH       SOLE                      800        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111       77     2010 SH       SOLE                     2010        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101       17      512 SH       SOLE                      512        0        0
AMERICAN INTL GROUP INC        COM              026874107       94     1400 SH       SOLE                     1400        0        0
AMGEN INC                      COM              031162100       73     1301 SH       SOLE                     1301        0        0
ANADARKO PETE CORP             COM              032511107       86     2000 SH       SOLE                     2000        0        0
ANESIVA INC COM                COM              03460L100        7     1000 SH       SOLE                     1000        0        0
APPLE INC                      COM              037833100        4       40 SH       SOLE                       40        0        0
BARCLAYS BK PLC                GSCI TTL RET36   06738C794    39430   935465 SH       SOLE                   935465        0        0
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     3502    68918 SH       SOLE                    68918        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    48343    13281 SH       SOLE                    13281        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3270       30 SH       SOLE                       30        0        0
BIOMIMETIC THERAPEUTICS INC    COM              09064X101       17     1000 SH       SOLE                     1000        0        0
CLOROX CO DEL                  COM              189054109       76     1200 SH       SOLE                     1200        0        0
COCA COLA CO                   COM              191216100        5      102 SH       SOLE                      102        0        0
EBAY INC                       COM              278642103        0        1 SH       SOLE                        1        0        0
ENEL SOCIETA PER AZIONI        ADR              29265W108      135     2521 SH       SOLE                     2521        0        0
ENI S P A                      SPONSORED ADR    26874R108       13      207 SH       SOLE                      207        0        0
EXXON MOBIL CORP               COM              30231G102      442     5861 SH       SOLE                     5861        0        0
FPL GROUP INC                  COM              302571104       10      161 SH       SOLE                      161        0        0
FUJIFILM HLDGS CORP            ADR 2 ORD        35958N107       38      926 SH       SOLE                      926        0        0
GENERAL ELECTRIC CO            COM              369604103      817    23114 SH       SOLE                    23114        0        0
HALLIBURTON CO                 COM              406216101       43     1344 SH       SOLE                     1344        0        0
HEWLETT PACKARD CO             COM              428236103      101     2521 SH       SOLE                     2521        0        0
HOME DEPOT INC                 COM              437076102      101     2751 SH       SOLE                     2751        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101        9      100 SH       SOLE                      100        0        0
ISHARES INC                    MSCI JAPAN       464286848     3920   269028 SH       SOLE                   269028        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    18347   157483 SH       SOLE                   157483        0        0
ISHARES TR                     S&P/TOPIX 150    464287382     1207     9450 SH       SOLE                     9450        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    12995   170401 SH       SOLE                   170401        0        0
ISHARES TR                     RUSSELL 1000     464287622    14295   184646 SH       SOLE                   184646        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     4865    87419 SH       SOLE                    87419        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     4918    59148 SH       SOLE                    59148        0        0
ISHARES TR                     RUSSELL 2000     464287655      792     9965 SH       SOLE                     9965        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      422     5207 SH       SOLE                     5207        0        0
ISHARES TR                     S&P 500 INDEX    464287200    27059   190100 SH       SOLE                   190100        0        0
ISHARES TR                     DJ US REAL EST   464287739      498     5772 SH       SOLE                     5772        0        0
ITT CORP NEW                   COM              450911102       33      546 SH       SOLE                      546        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107      118     2528 SH       SOLE                     2528        0        0
JOHNSON & JOHNSON              COM              478160104      108     1800 SH       SOLE                     1800        0        0
KRAFT FOODS INC                CL A             50075N104      876    27680 SH       SOLE                    27680        0        0
KT CORP                        SPONSORED ADR    48268K101       25     1126 SH       SOLE                     1126        0        0
MCDONALDS CORP                 COM              580135101        5      121 SH       SOLE                      121        0        0
MICROSOFT CORP                 COM              594918104       92     3300 SH       SOLE                     3300        0        0
NIPPON TELEG & TEL CORP        SPONSORED ADR    654624105       20      760 SH       SOLE                      760        0        0
PG&E CORP                      COM              69331C108       48     1000 SH       SOLE                     1000        0        0
PROCTER & GAMBLE CO            COM              742718109      101     1600 SH       SOLE                     1600        0        0
SCHWAB CHARLES CORP NEW        COM              808513105       37     2000 SH       SOLE                     2000        0        0
SONY CORP                      ADR NEW          835699307        5      100 SH       SOLE                      100        0        0
SPDR TR                        UNIT SER 1       78462F103    70074   493478 SH       SOLE                   493478        0        0
TECHNIP NEW                    SPONSORED ADR    878546209       48      659 SH       SOLE                      659        0        0
TOTAL S A                      SPONSORED ADR    89151E109       78     1116 SH       SOLE                     1116        0        0
VERIGY LTD                     SHS              Y93691106        1       62 SH       SOLE                       62        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209       55     2040 SH       SOLE                     2040        0        0
WALGREEN CO                    COM              931422109      119     2600 SH       SOLE                     2600        0        0
WELLS FARGO & CO NEW           COM              949746101       76     2212 SH       SOLE                     2212        0        0